COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Lessee Leasing Arrangements Operating Leases Term of Contract Maximum	15 years
Operating Leases, Rent Expense	$ 82,257,681	$ 58,047,539	$ 41,668,122
Commitments and Contingencies
Investment Commitment [Member]
Commitments and Contingencies	$ 1,129,340
Capital Commotment [Member]
Commitments and Contingencies	$ 2,499,572